CONSOLIDATED BALANCE SHEETS - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 23,742,000	$ 6,841,000
Accounts and other receivables	1,883,000	6,534,000
Investments		405,000
Inventories	4,243,000	1,285,000
Prepaid expenses and other	1,114,000	652,000
Current assets	30,982,000	15,717,000
Non-Current Assets
Restricted cash and deposits	2,932,000	2,777,000
Promissory note receivable	1,250,000
Investments	4,241,000	924,000
Inventories		4,282,000
Mineral properties, plant and equipment	119,188,000	105,555,000
Embedded derivative asset	13,074,000	15,160,000
Other assets		938,000
Total Assets	171,667,000	145,353,000
Current Liabilities
Accounts payable and accrued liabilities	12,311,000	5,143,000
Lease liabilities	2,855,000	406,000
Other current liabilities	220,000	1,167,000
Current Liabilities	15,386,000	6,716,000
Non-Current Liabilities
Lease liabilities	4,407,000	1,040,000
Decommissioning and rehabilitation provision	6,542,000	6,202,000
Deferred income tax liabilities		4,725,000
Total Liabilities	26,335,000	18,683,000
Shareholders' Equity	145,332,000	126,670,000
Total Liabilities and Shareholders' Equity	$ 171,667,000	$ 145,353,000